Convertible Notes Payable (Details) - USD ($)																				1 Months Ended	12 Months Ended
	Dec. 30, 2025	Dec. 08, 2025	Jul. 15, 2025	Jul. 09, 2025	Jul. 08, 2025	Jul. 01, 2025	Jun. 05, 2025	May 14, 2025	Apr. 05, 2025	Apr. 01, 2025	Mar. 03, 2025	Jan. 09, 2025	Nov. 19, 2024	May 22, 2024	Jan. 17, 2024	Nov. 17, 2023	Sep. 12, 2023	Jul. 31, 2023	Feb. 23, 2023	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 26, 2025	Dec. 03, 2025	Jun. 03, 2025	Nov. 05, 2024	Nov. 01, 2024	Feb. 29, 2024	Feb. 23, 2024
Convertible Notes Payable [Line Items]
Common stock at an initial conversion price (in Dollars per share)															$ 3.5
Initial exercise price (in Dollars per share)			$ 2.5			$ 1																			$ 2.5
Fair value of warrants			$ 798,486
Percentage of average amount															90.00%
Trading days															20 days	20 days					20 days
Percentage of cash premium																					5.00%
Percentage of outstanding principal amount																	115.00%
Market capitalization																													$ 12,500,000
Consecutive days																					10 days
Convertible note in principal amount															$ 1,000,000
Percentage of principal amount																120.00%
Purchase price amount															$ 833,333
Purchase of warrant (in Shares)						500,000																			1,000,000
Warrants issued (in Shares)													500,000
Warrant exercise reduced (in Dollars per share)																				$ 117,277
Interest expenses																					$ 340,240	$ 773,139
Principal amount									$ 9,010
Total consideration									$ 9,010																	$ 60,000	$ 60,000
Percentage of annual discount rate									6.89%												6.89%
Common stock per share (in Dollars per share)																				$ 0.001	$ 0.001	$ 0.001
Issuance of debt																					$ 56,132
Interest expense																					5,516
Issued principal amount																					$ 559,010	$ 2,260,000
Lind Notes Payable [Member]
Convertible Notes Payable [Line Items]
Warrant exercise price (in Dollars per share)															$ 2
Purchase warrant term															5 years	5 years
Purchase of warrant (in Shares)															1,000,000
Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount										$ 400,000												800,000
Conversion price per share (in Dollars per share)					$ 10																							$ 1
Maturity term period					1 year																1 year
Interest rate					0.00%
Issued principal amount					$ 150,000
Total consideration					$ 150,000
3rd Lind Note [Member]
Convertible Notes Payable [Line Items]
Principal amount				$ 1,000,000			$ 1,000,000	$ 1,000,000		1,000,000	$ 1,000,000
Percentage of principal amount															120.00%
Conversion amount				$ 200,000			$ 200,000	$ 200,000		$ 200,000	$ 200,000
Number of shares issued on conversion (in Shares)				936,239			936,239	936,239		936,239	936,239
Convertible note – related party [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)																					$ 7.5
Issued principal amount																					$ 150,000
Lind Global Fund II, LP [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)																			$ 10.5
Warrant Debt Discount [Member]
Convertible Notes Payable [Line Items]
Fair value of warrants															$ 394,071	$ 480,795			$ 1,225,543
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant exercise price (in Dollars per share)														$ 0.75				$ 3.5
Warrant exercise reduced (in Dollars per share)														0.75
Lind Global Fund II, LP [Member]
Convertible Notes Payable [Line Items]
Principal amount																			3,704,167
Purchase price																			$ 3,175,000
Common stock at an initial conversion price (in Dollars per share)																			$ 10.5
Common stock purchase warrant (in Shares)																			529,167
Convertible Notes Payable – Related Party [Member]
Convertible Notes Payable [Line Items]
Purchase price																$ 1,000,000
Common stock purchase warrant (in Shares)																1,000,000
Outstanding amount																					$ 308,651
Percentage of average amount																90.00%					90.00%
Percentage of outstanding principal amount																					120.00%
Conversion price (in Dollars per share)																$ 3.5
Exercise price (in Dollars per share)																$ 2
Convertible Notes Payable – Related Party [Member] | Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Maturity term period									1 year
Lind Notes Payable [Member] | 3rd Lind Note [Member]
Convertible Notes Payable [Line Items]
Number of shares issued on conversion (in Shares)				1,000,000			1,000,000	1,000,000		1,000,000	1,000,000
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant exercise reduced (in Dollars per share)						$ 1						$ 0.4	$ 0.42	$ 0.75
Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount																										$ 30,000	$ 30,000
Bearing interest rate									0.00%																		0.00%
Debit discount																					$ 3,867
Interest expense																					$ 3,221	$ 646
2nd Lind Note [Member]
Convertible Notes Payable [Line Items]
Convertible note in principal amount																$ 1,200,000
AiBtl [Member]
Convertible Notes Payable [Line Items]
Common stock per share (in Dollars per share)																					$ 7.5
AiBtl [Member] | Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Interest rate																					20.00%
AiBtl [Member] | Convertible note – related party [Member]
Convertible Notes Payable [Line Items]
Maturity term period																					1 year
Interest rate																					20.00%
Issued principal amount	$ 90,000	$ 150,000
AiBtl [Member] | Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount		$ 100,000																					$ 150,000	$ 240,000
Maturity term period																					1 year
Common Stock [Member]
Convertible Notes Payable [Line Items]
Warrants issued (in Shares)						500,000						1,029,167		1,000,000
Common stock per share (in Dollars per share)									$ 5																		$ 5
AiBtl’s Common Stock [Member]
Convertible Notes Payable [Line Items]
Common stock per share (in Dollars per share)																					$ 7.5